October 1, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds

File Nos. 002-67052 and 811-3023

Post-Effective Amendment No. 241

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (“Trust”) is Post-Effective Amendment No. 241 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Absolute Opportunities Fund, the (“Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) respond to the comments of the SEC staff on Post-Effective Amendment No. 235 to the Trust’s registration statement (EDGAR Accession No. 0001193125-08-158164) (“PEA No. 235”) relating to the Absolute Opportunities Fund (the “Fund”); and (2) update other information and make non-material changes to the Fund’s prospectus and statement of additional information that the Fund deems appropriate.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger

Attachments

cc:	Nell-Garwood Garvey

Atlantic Fund Administration, LLC